Supplement Dated October 2, 1998
                      To Prospectus Dated August 31, 1998


                   Orbitex Strategic Natural Resources Fund,
                    Orbitex Info-Tech & Communications Fund,
      Oribitex Growth Fund and Orbitex Asian High Yield Fund (the "Funds")

  The following information supplements the Prospectus dated August 31, 1998.

                          ORBITEX ASIAN HIGH YIELD FUND

      As of September 25, 1998, The Orbitex Asian High Yield Fund no longer accepts investments from new or existing shareholders. You may contact 1-888-ORBITEX for additional information.